COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Leased Assets [Line Items]
Bank guarantees	$ 43,914	$ 32,700
Letter of credit	996
Income from OCS grants	1,548	2,536	$ 1,318
Damages sought by plaintiff	75,000
Facilities [Member]
Operating Leased Assets [Line Items]
Operating lease expense	4,675	4,235	3,797
Vehicles [Member]
Operating Leased Assets [Line Items]
Operating lease expense	$ 814	$ 735	$ 1,175